Debt Original Issue Discount (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Debt Instrument [Line Items]
Original Issue Discount, Amortization Period	7 years
Original Issue Discount [Roll Forward]
Balance at December 31, 2013	$ 2.8	$ 0.7
Amortization of original issue discount		0.3
Balance at September 30, 2014	2.8	2.8
$1.9 billion debt financing arrangement [Member]
Original Issue Discount [Roll Forward]
Original issue discount from April 28, 2014 $1.9 billion debt financing arrangement		3.0
$1.5 billion debt financing arrangement [Member]
Original Issue Discount [Roll Forward]
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement		$ 0.6
Minimum [Member]
Debt Instrument [Line Items]
Original Issue Discount, Amortization Period	5 years
Maximum [Member]
Debt Instrument [Line Items]
Original Issue Discount, Amortization Period	8 years